EMPLOYEE BENEFITS OBLIGATIONS - Net Pension Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	$ 44.5	$ 40.2
Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	34.5	32.9
Interest cost and income	(25.5)	(26.4)
Settlement gain	0.0	(1.4)
Administrative cost	0.9	0.8
Net pension costs	35.9	28.6
Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	34.5	32.9
Interest cost and income	26.0	22.7
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.5	4.8
Interest cost and income	4.3	4.4
Past service cost	0.8	2.4
Net pension costs	8.6	11.6
Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.5	4.8
Interest cost and income	4.3	4.4
Canadian
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	43.1	40.4
Canadian | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	34.5	32.9
Interest cost and income	(25.1)	(26.0)
Settlement gain	0.0	(1.4)
Administrative cost	0.9	0.8
Net pension costs	36.0	28.7
Canadian | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	34.5	32.9
Interest cost and income	25.7	22.4
Canadian | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.1	4.1
Interest cost and income	4.0	4.0
Past service cost	0.0	3.6
Net pension costs	7.1	11.7
Canadian | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.1	4.1
Interest cost and income	4.0	4.0
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	1.4	(0.2)
Foreign | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.0	0.0
Interest cost and income	(0.4)	(0.4)
Settlement gain	0.0	0.0
Administrative cost	0.0	0.0
Net pension costs	(0.1)	(0.1)
Foreign | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.0	0.0
Interest cost and income	0.3	0.3
Foreign | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.4	0.7
Interest cost and income	0.3	0.4
Past service cost	0.8	(1.2)
Net pension costs	1.5	(0.1)
Foreign | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.4	0.7
Interest cost and income	$ 0.3	$ 0.4